Consolidated Statement Of Operations Parenthetical - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating expenses
Selling, general and administrative, charges from affiliates	$ 96.2	$ 91.1	$ 99.2